Schedule of Investments
April 30, 2021 (unaudited)
RG Aurum+ Fund

			Shares or Principal
Security Description			Amount ($)		Fair Value ($)(1)

Exchange Traded Funds - 56.39%

iShares 7-10 Year Treasury Bond ETF			141,989		16,185,326
iShares 3-7 Year Treasury Bond ETF			99,194		12,937,873
iShares 1-3 Year Treasury Bond ETF			22,731		1,961,231

Total Exchange Traded Funds			(Cost $ 32,285,762)		31,084,430

Short-Term Investment - 22.58%

First American Government Obligation Fund - Class Z 0.030% (3)			12,446,832		12,446,832

Total Short-Term Investment			(Cost $ 12,446,832)		12,446,832

Total Investments - 78.97%			(Cost $ 44,732,594)		43,531,262

Other Assets in Excess of Liabilities 21.03%					11,593,039

Total Net Assets - 100.00%					55,124,301

Futures Contracts

					Value
	Long (Short)		Notional Value of		Unrealized
	Contracts	Expiration Date	Contracts ($)	Value	Depreciation($)**
Index Futures
100 oz. Gold Future - June21 (2)	189	6/28/2021	33,514,377	33,409,530	(104,847)

Total Futures Contracts	189		33,514,377	33,409,530	(104,847)

** Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund's assets carried at fair value:

			Investments in		Other Financial
Valuation Inputs			Securities		Instruments
Level 1 - Quoted Prices			$43,531,262		$-
Level 2 - Other Significant Observable Inputs			-		-
Level 3 - Significant Unobservable Inputs			-		-
Total			$43,531,262		$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at April 30, 2021